Preferred Shares - Summary of movement in the carrying value of the Preferred Shares (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Beginning balance	¥ 604,741
Issuance	46,693
Modification of redeemable convertible preferred shares	9,986
Accretion to redemption value	17,262
Conversion of Preferred Shares to ordinary shares (Note 19)	(678,682)
Ending balance	0
Series Seed Preferred Shares [Member]
Beginning balance	21,651
Issuance	0
Modification of redeemable convertible preferred shares	0
Accretion to redemption value	0
Conversion of Preferred Shares to ordinary shares (Note 19)	(21,651)
Ending balance	0
Series A Preferred Stock [Member]
Beginning balance	76,166
Issuance	0
Modification of redeemable convertible preferred shares	0
Accretion to redemption value	3,039
Conversion of Preferred Shares to ordinary shares (Note 19)	(79,205)
Ending balance	0
Series B Preferred Stock [Member]
Beginning balance	376,359
Issuance	0
Modification of redeemable convertible preferred shares	6,956
Accretion to redemption value	7,649
Conversion of Preferred Shares to ordinary shares (Note 19)	(390,964)
Ending balance	0
Series C Preferred Stock [Member]
Beginning balance	130,565
Issuance	46,693
Modification of redeemable convertible preferred shares	3,030
Accretion to redemption value	6,574
Conversion of Preferred Shares to ordinary shares (Note 19)	(186,862)
Ending balance	¥ 0